ACCOUNTING RULES AND METHODS - Summary of Details of the Company's Subsidiary (Details)	6 Months Ended
Jun. 30, 2023
ERYTECH Pharma, Inc.
Disclosure of subsidiaries [line items]
Percent of Ownership Interest	100.00%